Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions
In the ordinary course of business, the Company has related party transactions with affiliates of a noncontrolling shareholder. The following table presents the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	December 31, 2021	December 31, 2020
Balances:
Prepaid R&D expenses	$55	$11
Accounts payable	167	118
Accrued liabilities	250	168

	Year ended December 31,
	2021	2020	2019
Year-to-date activity:
Amounts paid	$515	$2,881	$670
R&D expense recognized	520	271	1,920